As filed with the Securities and Exchange Commission on March 19, 2014
1933 Act Registration No. 333-122847
1940 Act Registration No. 811-21715

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[ X ]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	39	[ X ]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[ X ]
Amendment No.	41	[ X ]

 (Check appropriate box or boxes)
______________________

Neuberger Berman Alternative Funds
 (Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:  (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman Alternative Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Name and Address of Agent for Service)

With copies to:

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
___________________________________

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
X	immediately upon filing pursuant to paragraph (b)
on ____________ pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on ____________ pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on ____________ pursuant to paragraph (a)(2)

If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit in interactive data format exhibits containing risk/return summary information that is identical to the risk/return summary information contained in the Registrant’s prospectuses for the following classes of the following funds which was filed with the Securities and Exchange Commission on February 28, 2014, in Post-Effective Amendment No. 38 to the Registrant’s registration statement:

Institutional Class shares of Neuberger Berman Absolute Return Multi-Manager Fund, Neuberger Berman Dynamic Real Return Fund, Neuberger Berman Flexible Select Fund, Neuberger Berman Global Allocation Fund, Neuberger Berman Long Short Fund and Neuberger Berman Risk Balanced Commodity Strategy Fund.

Class A shares of Neuberger Berman Absolute Return Multi-Manager Fund, Neuberger Berman Dynamic Real Return Fund, Neuberger Berman Flexible Select Fund, Neuberger Berman Global Allocation Fund, Neuberger Berman Long Short Fund and Neuberger Berman Risk Balanced Commodity Strategy Fund.

Class C shares of Neuberger Berman Absolute Return Multi-Manager Fund, Neuberger Berman Dynamic Real Return Fund, Neuberger Berman Flexible Select Fund, Neuberger Berman Global Allocation Fund, Neuberger Berman Long Short Fund and Neuberger Berman Risk Balanced Commodity Strategy Fund.

Class R6 shares of Neuberger Berman Absolute Return Multi-Manager Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 39 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 19th day of March, 2014.

NEUBERGER BERMAN ALTERNATIVE FUNDS
By:	/s/ Robert Conti
Name:	Robert Conti
Title:	President and Chief Executive Officer

              Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 39 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Robert Conti	President, Chief Executive Officer and Trustee	March 19, 2014
Robert Conti
/s/ John M. McGovern	Treasurer and Principal Financial and Accounting Officer	March 19, 2014
John M. McGovern
/s/ Joseph V. Amato	Trustee	March 19, 2014
Joseph V. Amato*
/s/ Faith Colish	Trustee	March 19, 2014
Faith Colish*
/s/ Martha C. Goss	Trustee	March 19, 2014
Martha C. Goss*
/s/ Michael M. Knetter	Trustee	March 19, 2014
Michael M. Knetter*
/s/ Howard A. Mileaf	Trustee	March 19, 2014
Howard A. Mileaf*
/s/ George W. Morriss	Trustee	March 19, 2014
George W. Morriss*
/s/ Tom D. Seip	Chairman of the Board and Trustee	March 19, 2014
Tom D. Seip*
/s/ Candace L. Straight	Trustee	March 19, 2014
Candace L. Straight*
/s/ Peter P. Trapp	Trustee	March 19, 2014
Peter P. Trapp*

 *Signatures affixed by Franklin H. Na on March 19, 2014 pursuant to a power of attorney filed with Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715, on October 4, 2013.

NEUBERGER BERMAN ALTERNATIVE FUNDS
EXHIBIT INDEX

Exhibit	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase